Segment reporting - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	€ 2,324.3	€ 2,172.8	€ 1,956.6
Non-current assets	478.3	426.0
United Kingdom
Disclosure of geographical areas [line items]
Revenue	712.5	585.4	411.9
Non-current assets	131.3	141.5
Italy
Disclosure of geographical areas [line items]
Revenue	394.1	383.6	371.4
Non-current assets	68.2	52.5
Germany
Disclosure of geographical areas [line items]
Revenue	329.6	310.2	300.3
Non-current assets	124.9	121.8
Sweden
Disclosure of geographical areas [line items]
Revenue	175.7	192.7	208.0
Non-current assets	51.1	26.5
France
Disclosure of geographical areas [line items]
Revenue	176.6	174.1	170.0
Non-current assets	17.2	17.0
Norway
Disclosure of geographical areas [line items]
Revenue	120.4	122.5	123.3
Non-current assets	29.6	14.3
Austria
Disclosure of geographical areas [line items]
Revenue	108.2	102.4	96.7
Spain
Disclosure of geographical areas [line items]
Revenue	79.5	76.7	81.2
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	227.7	225.2	€ 193.8
Non-current assets	€ 56.0	€ 52.4